Notes payables and accrued liabilities (Narrative) (Details) - USD ($)	1 Months Ended
	Jun. 30, 2016	May 31, 2016
Payables and Accruals [Abstract]
Proceeds from promissory notes payable	$ 45,000	$ 30,000
Interest rate	5.00%	5.00%
Maturity date	Jun. 21, 2017	May 26, 2017